Supplemental Financial Information (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Financial Information Abstract
Inventory	Inventories

	As Of December 31,
in thousands	2021	2020
Raw materials	$5,775	$649
Work in progress	941	—
Finished goods	959	—
Inventories	$7,675	$649

Schedule of Major Classes of Property Plant And Equipment
Property, Plant and Equipment, net
Presented in the table below are the major classes of property, plant and equipment:

	As Of December 31,
in thousands	2021	2020
Construction in progress	$39,246	$—
Computer and software	3,092	1,440
Leasehold improvements	14,177	13,873
Research and development equipment	8,935	4,903
Production equipment	10,442	8,174
Furniture and fixtures	1,001	466
Kodiak Spaceport	—	2,079
Total property, plant and equipment	76,893	30,935
Less: accumulated depreciation	(10,577)	(6,866)
Property, plant and equipment, net	$66,316	$24,069
Construction is progress relates mainly to the ongoing development of our manufacturing facility located in Alameda, California.

Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

	As Of December 31,
in thousands	2021	2020
Employee compensation and benefits	$9,927	$484
Contract liabilities	10,162	—
Construction in progress related accruals	3,726	—
Accrued expenses	3,464	2,751
Other (miscellaneous)	2,620	1,155
Accrued expenses and other current liabilities	$29,899	$4,390

Other Non-Current Liabilities
Other
Non-Current
Liabilities

	As Of December 31,
in thousands	2021	2020
Fair value of contingent consideration	$13,700	$—
Contract liabilities	149	122
Other (miscellaneous)	750	1,563
Other non-current liabilities	$14,599	$1,685

Other Income, net
Other Income, Net

	For The Year Ended December 31,
in thousands	2021	2020	2019
Gain on change in fair value of public and private placement of warrants	$25,681	$—	$—
Gain on forgiveness of PPP note	4,850	—	—
Gain on change in fair value of contingent consideration	4,700	—	—
Gain (loss) on mark to market derivatives	—	8,145	(464)
Other (miscellaneous)	815	2,715	740
Other income, net	$36,046	$10,860	$276